Financial Liabilities (Schedule of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 3,359	$ 4,913	[1]	$ 3,939
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,983	2,470
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Financial liabilities	628	622
Warrants [member]
Disclosure of financial liabilities [line items]
Financial liabilities	11	409
Deferred Share Unit Liability [member]
Disclosure of financial liabilities [line items]
Financial liabilities	730	1,406
Capital Lease [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 7	$ 6

[1]	Restated (Note 5)